SEGMENT DATA - Narrative (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment									2
Segment Reporting Information [Line Items]
Revenue	$ 728,404	$ 644,430	$ 671,588	$ 544,280	$ 716,931	$ 667,255	$ 706,800	$ 588,836	$ 2,588,702	$ 2,679,822	$ 2,806,204
Foreign operations
Segment Reporting Information [Line Items]
Revenue									1,500,000	1,500,000	1,600,000
Identifiable long-lived assets	600,000				500,000				600,000	500,000	700,000
France
Segment Reporting Information [Line Items]
Revenue									300,000	300,000	300,000
U.S. operations
Segment Reporting Information [Line Items]
Revenue									1,100,000	1,100,000	1,200,000
Identifiable long-lived assets	800,000				900,000				800,000	900,000	1,000,000
China
Segment Reporting Information [Line Items]
Identifiable long-lived assets	$ 300,000				$ 200,000				$ 300,000	$ 200,000	$ 200,000